TAXES ON INCOME (Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes On Income Roll Forward Of Valuation Allowance
Balance	$ 26,166	$ 21,982	$ 13,999	$ 10,888
Additions	$ 4,184	$ 7,983	$ 3,111